Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and due from banks	$ 16,965	$ 15,220
Federal funds sold	67,030	65,988
Total Cash and Cash Equivalents	83,995	81,208
Investment securities available for sale	55,318	57,400
Other investments, at cost	4,710	4,930
Loans, net of allowance for loan losses	396,961	383,049
Premises and equipment, net	20,188	21,176
Deferred Tax Assets	10,444	8,298
Interest receivable	2,171	2,314
Bank owned life Insurance	14,132	13,689
Other real estate owned, net	7,834	16,639
Other assets	2,559	3,793
Total Assets	598,312	592,496
Deposits:
Non-interest bearing	107,328	105,960
Interest bearing	380,946	379,380
Total Deposits	488,274	485,340
Interest, taxes and other liabilities	2,595	2,066
Other short-term borrowings	23,500	20,170
Long-term debt	47,802	51,298
Capital securities	3,150	3,150
Total Other Liabilities	77,047	76,684
Total Liabilities	565,321	562,024
STOCKHOLDERS' EQUITY
Common stock (5,011 shares issued and outstanding) authorized 40,000 shares, par value $0.625 per share	3,132	3,132
Additional paid-in capital	7,783	7,783
Retained earnings	22,910	21,428
Accumulated other comprehensive loss	(834)	(1,871)
Total Stockholders' Equity	32,991	30,472
Total Liabilities and Stockholders' Equity	$ 598,312	$ 592,496